Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity
Note 16—Equity
Common Stock
The changes in our shares of common stock, as categorized

in the equity section of the balance sheet, were:
Shares
2019 2018 2017
Issued
Beginning of year 1,791,637,434 1,785,419,175 1,782,079,107
Distributed under benefit plans 4,014,769 6,218,259 3,340,068
End of year 1,795,652,203 1,791,637,434 1,785,419,175
Held in Treasury
Beginning of year 653,288,213 608,312,034 544,809,771
Repurchase of common stock 57,495,601 44,976,179 63,502,263
End of year 710,783,814 653,288,213 608,312,034
Preferred Stock
We

have authorized
500

million shares of preferred stock, par value

$
0.01

per share,
none

of which was issued
or outstanding at December 31, 2019 or 2018.

Noncontrolling Interests
At December 31, 2019 and 2018, we had $ 69

million and $
125

million outstanding, respectively, of equity in
less-than-wholly owned consolidated subsidiaries held

by noncontrolling interest owners.

For both periods,
the amounts were related to the Darwin LNG

and Bayu-Darwin Pipeline operating joint ventures

we control.

Repurchase of Common Stock
As of December 31, 2019, we had announced a total authorization to repurchase $
15

billion of our common
stock.

Repurchase of shares began in November 2016,

and totaled
168,553,141

shares at a cost of $
9,625
million, through December 31, 2019.

In February 2020, we announced

that the Board of Directors approved
an increase to our repurchase authorization from $15

billion to $
25

billion, to support our plan for future share
repurchases.